Contingencies, commitments and restrictions on the distribution of profits - Armenian Concession Agreement (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($)
Contingencies, commitments and restrictions on the distribution of profits
Capital expenditure | $	$ 161,622	$ 164,874
Armenia | AIA
Contingencies, commitments and restrictions on the distribution of profits
Concession agreement, extension period	5 years
Number of phases of construction of new terminal | item	3
Number of completed phases | item	2
Period during which master plan to be submitted to government	5 years
Extended period covered in the updated master plan	30 years
Capital expenditure | $	$ 70,000